Net Asset Value (NAV) Per Share (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,257,564,211	$ 3,830,577,283
Plan interest in commingled investments held by master trust	3,783,949,594	3,540,219,397
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,476,165,365	3,118,583,975
NAV | Target retirement funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,881,607,269	1,626,892,461
Unfunded Commitments	0
NAV | T. Rowe Blue Chip Growth Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	584,917,586	540,105,450
Unfunded Commitments	0
NAV | Putnam Large Cap Value Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	166,039,056	140,696,484
Unfunded Commitments	0
NAV | T. Rowe Small Mid Cap Core Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	442,829,073	486,276,996
Unfunded Commitments	0
NAV | Capital Group EUPAC Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	202,017,442	165,421,006
Unfunded Commitments	0
NAV | Loomis Sayles Core Plus Fixed Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	198,754,939	159,191,578
Unfunded Commitments	0
NAV | Commingled Funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	2,774,924,801	2,389,489,742
NAV | S&P 500 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	1,489,663,613	1,306,473,198
Unfunded Commitments	0
NAV | Non-U.S. Equity Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	565,703,349	424,145,535
Unfunded Commitments	0
NAV | U.S. Bond Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	388,303,019	359,420,372
Unfunded Commitments	0
NAV | U.S. Extended Equity Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in commingled investments held by master trust	331,254,820	$ 299,450,637
Unfunded Commitments	$ 0